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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  JGE Capital Management, LLC
Address:               One Market, Spear St. Tower, Suite 3780
                       San Francisco, CA 94105

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Douglas K. Edwards
Title:                 Chief Financial Officer
Phone:                 415-675-3200

Signature, Place, and Date of Signing:

/s/ Douglas K. Edwards          San Francisco, CA       February  8, 2008
------------------------        -----------------      -------------------
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
--      --------------------            ----
1       28-11242                        East Peak Partners, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
                                             -----------
Form 13F Information Table Entry Total:               14
                                             -----------

Form 13F Information Table Value Total:          577,852
                                             -----------
                                             (thousands)

                                      -2-

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                           FORM 13F INFORMATION TABLE

                                                                           SH/                                   VOTING AUTHORITY
                              TITLE OF                VALUE      SHRS OR   ---  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS       CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------                 -----       -----     --------    -------   ---  ----  ----------  --------    ----     ------  ----
ALTRIA GROUP INC                COM     022095 10 3     11,337    150,000  SH               SOLE        1     150,000
ALTRIA GROUP INC                COM     022095 10 3        756     10,000  SH               SOLE      NONE     10,000
BROOKDALE SENIOR LIVING INC.    COM     112463 10 4     78,128  2,750,000  SH               SOLE        1   2,750,000
CHARLES SCHWAB CORP.            COM     808513 10 5     51,100  2,000,000  SH               SOLE        1   2,000,000
CHARLES SCHWAB CORP.            COM     808513 10 5         26      1,000  SH               SOLE      NONE      1,000
CROWN CASTLE INT'L CORP         COM     228227 10 4    156,000  3,750,000  SH               SOLE        1   3,750,000
CROWN CASTLE INT'L CORP         COM     228227 10 4      1,248     30,000  SH               SOLE      NONE     30,000
DOMINOS PIZZA, INC.             COM     25754A 20 1     13,296  1,005,000  SH               SOLE        1   1,005,000
GATEHOUSE MEDIA INC.            COM     367348 10 9     49,607  5,650,000  SH               SOLE        1   5,650,000
GATEHOUSE MEDIA INC.            COM     367348 10 9         40      4,500  SH               SOLE      NONE      4,500
HEALTHSOUTH CORP                COM     421924 10 1     81,900  3,900,000  SH               SOLE        1   3,900,000
HEALTHSOUTH CORP                COM     421924 10 1      1,470     70,000  SH               SOLE      NONE     70,000
HERBALIFE LTD                   COM     G4412G 10 1    128,896  3,200,000  SH               SOLE        1   3,200,000
HERBALIFE LTD                   COM     G4412G 10 1      4,048    100,500  SH               SOLE      NONE    100,500
                                                       577,852
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